Vessels (Tables)	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Fair Value Assets Measured On Recurring And Nonrecurring Basis [Table Text Block]
Vessel	Fair Value Measurement	Vessel Impairment Loss
Hanjin Malta	$5,020	$6,607

Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2013	$284,108	$(18,736)	$265,372
- Acquisitions and other vessels' costs	60,379	-	60,379
- Vessels' disposals	(11,409)	1,929	(9,480)
- Depreciation for the period	-	(10,177)	(10,177)
Balance, December 31, 2014	$333,078	$(26,984)	$306,094
- Acquisitions and other vessels' costs	$113,020	-	113,020
- Vessels' disposals	(17,588)	2,243	(15,345)
- Depreciation for the period	-	(12,613)	(12,613)
- Impairment charges	(6,607)	-	(6,607)
Balance, December 31, 2015	$421,903	$(37,354)	$384,549